Rule 497(e)
                                Investment Company Act No. 811-07929
                                Securities Act File No. 333-16193

                                                              April 29, 1997

                    WARBURG PINCUS STRATEGIC VALUE FUND, INC.


              Supplement to the Statement of Additional Information

                             Dated December 31, 1996



         The following information supplements the information contained in the section of the Fund's Statement of Additional Information entitled "Investment Objective":

         Warburg will use various quantitative measures as a tool to identify appropriate investment opportunities and the timing of sales. However, these measures will not be applied rigidly but will be used as part of an active portfolio management strategy.